DERIVATIVE INSTRUMENTS (Schedule of Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value	$ 406	$ 74
Notional Amount	13,072	22,370
Other Current Assets [Member] | Foreign Exchange Contract [Member] | Not designated cash flow hedges [Member]
Assets derivatives, fair value	415	81
Assets derivatives, notional amount	12,565	11,185
Other accounts payables [Member] | Foreign Exchange Contract [Member] | Not designated as hedging instruments [Member]
Liability derivatives, fair value	(9)	(7)
Liability derivatives, notional amount	$ 507	$ 11,185